UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 50.6%

	Shares	Value

Australia — 0.8%
Alumina	29,899	$52,812
BHP Group	39,228	993,169
BlueScope Steel	6,666	60,326
Fortescue Metals Group	19,016	78,098
Rio Tinto	4,534	286,895
South32	62,527	160,441

		1,631,741

Austria — 0.2%
BAWAG Group (A)	1,550	65,572
Erste Group Bank	4,901	170,533
Immobilien Anlagen	1,607	57,499
IMMOFINANZ *	2,047	54,123
voestalpine	1,398	44,612
Wienerberger	2,561	57,454

		449,793

Belgium — 0.3%
Ackermans & van Haaren	417	66,678
Aedifica ‡	738	70,872
Argenx *	351	37,162
Cofinimmo ‡*	259	34,240
Elia System Operator	204	14,921
KBC Ancora	1,546	69,012
KBC Group	3,431	232,799
Sofina	240	47,579
UCB	888	76,881
Warehouses De Pauw CVA ‡	321	46,882

		697,026

Brazil — 3.3%
Ambev	500	2,400
Ambev ADR	56,487	271,703
B3 - Brasil Bolsa Balcao	43,900	378,793
Banco Bradesco ADR	60,031	745,585
Banco do Brasil	21,400	304,289
Banco Santander Brasil ADR	17,515	232,950
BR Malls Participacoes	52,400	209,043
Cia Brasileira de Distribuicao ADR	11,723	313,473

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Brazil — continued
Cia Energetica de Minas Gerais ADR	78,752	$296,895
Gerdau ADR	52,433	227,035
Itau Unibanco Holding ADR	109,015	1,159,920
Localiza Rent a Car	16,000	146,084
Lojas Renner	18,800	234,536
M Dias Branco	5,000	65,269
Magazine Luiza	1,100	54,008
Natura Cosmeticos	9,600	124,843
Petroleo Brasileiro ADR	24,532	399,872
Petroleo Brasileiro ADR, Cl A	32,150	454,601
Rumo *	17,500	94,285
Suzano Papel e Celulose	25,400	320,355
Ultrapar Participacoes ADR	9,235	145,728
Vale ADR, Cl B	51,867	645,225

		6,826,892

Canada — 0.9%
Bank of Montreal	5,506	403,034
Brookfield Asset Management, Cl A	18,400	791,762
First Quantum Minerals	8,419	97,456
Lundin Mining	8,045	36,737
Onex	3,290	185,990
Royal Bank of Canada	2,974	226,386
Shopify, Cl A *	949	159,747
Turquoise Hill Resources *	12,188	20,407

		1,921,519

Chile — 0.0%
Antofagasta	4,803	54,794

China — 0.3%
Alibaba Group Holding ADR *	495	83,403
Autohome ADR *	1,338	96,844
Baidu ADR *	2,010	346,986
YY ADR *	33	2,291

		529,524

Denmark — 0.3%
Ambu, Cl B	2,263	59,885
Danske Bank	6,539	120,806

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Denmark — continued
Dfds *	927	$43,718
GN Store Nord	1,880	80,937
Jyske Bank	2,100	78,721
Rockwool International, Cl B	136	36,365
Royal Unibrew	796	59,849
SimCorp	834	65,788
Sydbank	2,611	60,287
Topdanmark	342	16,286

		622,642

Finland — 0.2%
Amer Sports	1,374	61,020
Huhtamaki	1,991	65,336
Kesko, Cl B	784	45,066
Konecranes, Cl A	1,757	60,693
Tieto	1,427	40,866
Valmet	1,828	41,114

		314,095

France — 1.4%
Air France-KLM *	3,433	43,223
Alten	907	86,841
Altran Technologies	5,107	48,137
Atos	2,256	205,855
BioMerieux	29	2,048
BNP Paribas	13,148	616,490
Capgemini	2,476	273,427
Cie Plastic Omnium	2,178	59,855
Credit Agricole	17,568	200,258
Eurazeo	2,566	190,614
Gaztransport Et Technigaz	401	33,850
Ingenico Group	3,129	170,512
Ipsen	178	22,411
Korian	925	32,906
Lagardere SCA	2,717	70,998
Natixis	22,125	113,250
Nexity	1,331	62,157
Rubis SCA	1,429	85,134
Schneider Electric	2,451	174,160

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

France — continued
Societe Generale	8,048	$250,006
Sopra Steria Group	676	68,322
Worldline * (A)	719	38,531

		2,848,985

Germany — 1.6%
Aareal Bank	2,155	69,558
ADO Properties (A)	982	58,841
Allianz	995	210,601
alstria office ‡	4,295	64,597
AURELIUS Equity Opportunities & KGaA	1,680	71,917
Aurubis	1,165	63,646
Bechtle	680	53,977
Carl Zeiss Meditec	491	44,482
Commerzbank	2,332	16,712
CTS Eventim & KGaA	1,309	55,556
Deutsche Bank	13,374	118,575
Deutsche EuroShop	2,172	67,521
Deutsche Pfandbriefbank (A)	5,690	64,118
Dialog Semiconductor *	1,086	31,735
Duerr	1,206	49,280
Evotec *	1,883	44,097
Freenet	3,155	67,096
Fresenius Medical Care & KGaA	1,680	123,759
Gerresheimer	660	44,646
Grand City Properties	2,180	54,146
GRENKE	607	55,721
Jenoptik	1,583	51,095
LEG Immobilien	498	58,426
MAN	835	86,303
MorphoSys *	499	53,860
Nemetschek	437	55,971
Norma Group	986	52,072
Rational	63	39,444
Rheinmetall	791	82,009
Rocket Internet * (A)	2,348	59,179
Scout24 (A)	1,717	80,537
Siemens	3,380	370,549

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Germany — continued
Siltronic	414	$41,074
Software	1,047	37,989
Stabilus	723	45,101
Stroeer & KGaA	989	55,332
TAG Immobilien	558	14,077
thyssenkrupp	5,322	94,236
TLG Immobilien	1,577	48,375
United Internet	5,542	219,417
Wirecard	1,498	248,103

		3,223,730

Greece — 0.0%
JUMBO	1,363	22,278

Hong Kong — 0.5%
Aluminum Corp of China, Cl H *	48,000	17,678
Angang Steel, Cl H	14,000	10,455
ASM Pacific Technology	21,500	230,832
Bank of China, Cl H	76,000	35,060
China Hongqiao Group	26,500	16,885
China Life Insurance	136,000	123,611
China Mobile	10,500	110,123
China Molybdenum, Cl H	48,000	19,390
China Oriental Group	14,000	9,438
China Petroleum & Chemical, Cl H	424,000	354,993
China Telecom, Cl H	60,000	32,419
China Vanke, Cl H	1,900	7,651
China Zhongwang Holdings	20,000	10,016
Jiangxi Copper, Cl H	16,000	20,268
Maanshan Iron & Steel, Cl H	22,000	10,485
MMG *	32,000	11,663

		1,020,967

Indonesia — 0.0%
Bank Mandiri Persero	800	427

Ireland — 0.2%
AIB Group	64,292	286,994
Bank of Ireland Group	21,531	128,890

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Ireland — continued
Glanbia	77	$1,472

		417,356

Italy — 0.8%
A2A	13,871	25,276
Assicurazioni Generali	3,317	58,069
Azimut Holding	3,740	47,388
Banca Mediolanum	2,164	13,190
Banco BPM *	27,894	54,008
Brembo	5,406	61,691
Cerved Group	6,883	60,583
De’ Longhi	1,382	34,484
DiaSorin	460	42,095
Enav (A)	12,640	64,671
Eni	5,502	93,242
FinecoBank Banca Fineco	5,667	61,543
Hera	12,178	41,147
Infrastrutture Wireless Italiane (A)	5,886	46,823
Interpump Group	1,886	60,703
Intesa Sanpaolo	169,659	387,374
Iren	16,069	39,397
Italgas	6,289	37,993
Saipem *	15,541	73,839
STMicroelectronics	7,440	118,157
UniCredit	16,302	188,234
Unione di Banche Italiane	28,160	72,167
Unipol Gruppo	15,003	68,655

		1,750,729

Japan — 5.3%
Asahi Group Holdings	2,800	116,833
Bandai Namco Holdings	1,700	74,836
Belluna	3,700	34,885
Capcom	6,600	141,180
Casio Computer	5,900	78,378
Central Japan Railway	1,500	323,479
Chiba Bank	5,400	32,819
COMSYS Holdings	2,200	57,259
Daifuku	4,000	199,769

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
Dai-ichi Life Holdings	9,600	$155,072
Daikin Industries	800	86,408
Disco	500	73,812
Don Quijote Holdings	3,000	174,340
Fancl	1,500	32,417
FANUC	1,100	185,412
Fuji Electric	3,900	119,945
Fuji Oil Holdings	3,700	116,681
Fujitsu	3,300	220,677
Harmonic Drive Systems	3,600	125,261
HIS	2,600	97,985
Hitachi	8,700	272,601
Hitachi Metals	2,600	29,097
Hoya	1,100	63,601
Inpex	5,700	54,711
ITOCHU	4,900	89,587
Jafco	1,400	48,969
JFE Holdings	8,400	147,641
Kakaku.com	2,400	41,952
Kao	700	49,304
Kawasaki Heavy Industries	4,300	107,969
Keyence	1,100	564,112
Kobe Steel	3,700	29,552
Koito Manufacturing	2,100	125,894
Komatsu	3,200	81,127
Kureha	500	31,306
Link And Motivation	3,100	25,842
Mabuchi Motor	1,100	38,476
Maruichi Steel Tube	800	25,632
Matsuoka	900	22,821
Medipal Holdings	8,300	191,260
Megachips	1,000	25,816
Minebea	7,900	129,243
Mitsubishi	2,200	64,248
Mitsubishi Electric	9,200	115,333
Mitsubishi Materials	1,300	37,117
Mitsubishi UFJ Financial Group	21,100	113,050
Mitsui	4,700	76,482

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Mitsui Fudosan	6,400	$154,940
MS&AD Insurance Group Holdings	5,400	160,327
NEC	9,000	301,584
Nichias	1,700	29,404
Nidec	1,200	143,548
Nihon Unisys	3,800	90,460
Nintendo	200	62,116
Nippon Steel & Sumitomo Metal	9,300	171,614
Nippon Telegraph & Telephone	9,100	390,233
Nissei ASB Machine	900	31,852
Nitori Holdings	500	64,999
Nomura Research Institute	2,400	97,829
NTT Data	22,900	272,466
Obic	1,000	94,377
Omron	3,800	155,244
Open House	1,400	58,224
Oracle Japan	1,100	79,982
Otsuka	3,800	122,451
Penta-Ocean Construction	7,800	45,615
PeptiDream *	1,800	76,594
Pola Orbis Holdings	1,900	56,603
Recruit Holdings	2,400	64,172
Renesas Electronics *	18,200	104,430
Rengo	10,000	87,216
Sankyu	1,900	92,449
SCSK	3,300	133,151
Sekisui Plastics	3,000	25,339
Seven & i Holdings	2,700	117,469
SG Holdings	5,600	149,967
Shima Seiki Manufacturing	1,500	48,818
Shimadzu	5,100	116,819
Shin-Etsu Chemical	1,200	101,090
Shionogi	3,400	208,698
SMS	3,300	54,291
SoftBank Group	1,400	109,584
Sony	3,100	155,590
Stanley Electric	3,500	101,377
Sumitomo Bakelite	2,100	78,081

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Sumitomo Metal Mining	5,600	$161,227
Sumitomo Mitsui Financial Group	4,000	148,542
Suzuki Motor	2,700	140,645
Sysmex	500	27,758
THK	2,800	66,244
Tokyo Century	1,300	60,629
Tokyo Tatemono	3,100	37,624
Topcon	3,700	49,662
Toray Industries	5,100	37,780
Toyota Motor	3,500	214,483
Trend Micro	2,500	132,660
West Japan Railway	1,000	72,885
Yamaha	900	39,330
Yamaha Motor	3,100	66,198
Yaskawa Electric	1,700	47,758
Yokogawa Electric	5,300	98,385
Zenkoku Hosho	2,100	73,358

		10,934,362

Mexico — 0.1%
Grupo Financiero Banorte, Cl O	20,200	112,344

Netherlands — 0.9%
Aalberts Industries	2,595	90,859
ABN AMRO Group (A)	7,078	175,964
APERAM	1,452	44,374
ArcelorMittal	8,105	187,349
ASM International	1,070	51,989
ASR Nederland	1,317	55,564
BE Semiconductor Industries	1,650	42,805
Boskalis Westminster	2,275	59,865
Corbion	2,079	58,920
Euronext (A)	1,277	78,710
Galapagos *	657	67,530
Gemalto	615	35,661
IMCD	1,344	98,300
ING Groep	46,397	547,627
OCI *	1,790	37,862
SBM Offshore	3,493	57,652

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Netherlands — continued
Signify (A)	2,183	$54,146
Takeaway.com * (A)	524	33,227
TKH Group	1,484	71,612

		1,850,016

Norway — 0.3%
Bakkafrost P	881	45,753
DNB	6,364	112,695
Entra (A)	3,980	57,572
Leroy Seafood Group	4,685	37,296
Norsk Hydro	16,389	75,630
Salmar	701	36,654
SpareBank 1 SR-Bank	5,968	64,535
Storebrand	7,548	57,760
Subsea 7	7,593	86,194
TGS NOPEC Geophysical	2,953	87,568
Tomra Systems	1,870	48,446

		710,103

Portugal — 0.0%
NOS SGPS	10,529	68,272

South Africa — 0.1%
AngloGold Ashanti	14,371	202,589

South Korea — 0.5%
Kakao	2,555	228,025
KT&G	282	25,117
NAVER	4,583	560,183
SK Hynix	2,775	184,310

		997,635

Spain — 1.2%
Acerinox	3,094	33,657
Amadeus IT Group, Cl A	3,538	257,068
Applus Services	4,613	52,800
Banco Bilbao Vizcaya Argentaria	82,123	485,968
Banco de Sabadell	11,754	13,446
Banco Santander	184,727	873,661
Bolsas y Mercados Espanoles SHMSF	2	60
CaixaBank	54,408	205,384

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Spain — continued
Cellnex Telecom (A)	2,834	$79,765
Cia de Distribucion Integral Logista Holdings	1,162	29,979
CIE Automotive	1,943	54,487
Grupo Catalana Occidente	1,064	42,138
Inmobiliaria Colonial Socimi ‡	4,928	50,370
Masmovil Ibercom *	1,247	27,176
Merlin Properties Socimi ‡	5,524	74,039
Prosegur Cia de Seguridad	9,023	48,809
Viscofan	1,333	74,212
Zardoya Otis	7,136	56,481

		2,459,500

Sweden — 1.3%
AAK	3,289	47,254
Axfood	1,575	27,572
BillerudKorsnas	3,298	41,606
Boliden	3,338	83,300
Bravida Holding (A)	9,139	66,964
Castellum	866	16,404
Dometic Group (A)	6,426	45,842
Elekta, Cl B	4,785	63,936
Fabege	2,900	42,255
Fastighets Balder, Cl B *	1,076	33,891
Getinge, Cl B	4,029	45,373
Hemfosa Fastigheter	4,231	37,501
Hexagon, Cl B	3,850	187,897
Hexpol	8,560	75,730
Holmen, Cl B	1,650	35,296
Hufvudstaden, Cl A	1,447	24,020
ICA Gruppen	6,399	224,890
Indutrade	2,435	61,142
JM	1,749	35,276
Kindred Group	4,984	51,127
Loomis, Cl B	1,599	57,221
Modern Times Group MTG, Cl B	1,270	42,753
NCC, Cl B	3,891	58,806
Nibe Industrier, Cl B	5,322	60,405
Nordea Bank Abp	24,464	222,164

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Sweden — continued
Peab	6,024	$50,131
Saab, Cl B	1,232	42,522
Skandinaviska Enskilda Banken, Cl A	13,850	145,107
SSAB, Cl B	19,893	66,439
Svenska Cellulosa SCA, Cl B	8,809	77,358
Svenska Handelsbanken, Cl A	13,160	142,823
Sweco, Cl B	2,301	47,198
Swedbank, Cl A	6,684	151,507
Swedish Orphan Biovitrum *	2,187	51,627
Thule Group (A)	3,750	76,340
Trelleborg, Cl B	4,628	77,770
Wallenstam, Cl B	1,659	16,694
Wihlborgs Fastigheter	5,352	69,654

		2,703,795

Switzerland — 1.5%
ABB *	15,926	303,562
ams	1,406	37,721
Banque Cantonale Vaudoise	41	32,488
Bucher Industries	245	74,551
Cembra Money Bank	835	71,959
Credit Suisse Group	26,196	316,502
dormakaba Holding	93	61,161
Emmi	60	50,621
Flughafen Zurich	509	89,828
Forbo Holding	43	59,887
Galenica (A)	1,581	72,083
Georg Fischer	87	76,944
Helvetia Holding	40	23,651
Logitech International	3,129	114,059
OC Oerlikon	6,482	83,563
Panalpina Welttransport Holding	320	56,184
Partners Group Holding	880	603,952
PSP Swiss Property	312	32,064
SFS Group	636	51,036
Siegfried Holding	179	63,090
Sunrise Communications Group (A)	618	52,046
Tecan Group	376	75,846

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Switzerland — continued
UBS Group	35,413	$457,597
Valiant Holding	524	56,487
VAT Group (A)	689	71,155
Vontobel Holding	827	46,529

		3,034,566

Taiwan — 0.3%
Advantech	35,000	262,649
AU Optronics	438,000	169,610
Catcher Technology	9,000	69,273
CTBC Financial Holding	16,000	10,863
Fubon Financial Holding	32,000	46,771

		559,166

United Kingdom — 1.7%
3i Group	31,370	349,566
Anglo American	12,834	327,032
AstraZeneca	242	17,559
Aviva	14,349	77,934
BHP Group	25,728	570,354
BP	11,037	75,290
Experian	19,369	485,730
Glanbia	4,849	92,355
Glencore	138,996	564,148
Intermediate Capital Group	15,550	207,216
Legal & General Group	1,727	5,876
Rio Tinto	14,295	785,124
Royal Dutch Shell, Cl A	2,035	63,044

		3,621,228

United States — 26.6%

Communication Services — 0.5%
Activision Blizzard	174	8,220
Alphabet, Cl A *	19	21,392
Alphabet, Cl C *	95	106,055
AT&T	2,348	70,580
CenturyLink	693	10,617
Charter Communications, Cl A *	26	8,607
Cinemark Holdings	76	3,110

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Communication Services — continued
Comcast, Cl A	1,281	$46,846
Discovery, Cl C *	134	3,571
DISH Network, Cl A *	82	2,515
EW Scripps, Cl A	356	6,686
Facebook, Cl A *	465	77,511
Gannett	5,020	55,672
Netflix *	47	15,957
New Media Investment Group	2,867	39,192
Omnicom Group	1,172	91,276
Scholastic	1,222	50,945
SINA *	3,924	241,012
Sprint *	736	4,593
TripAdvisor *	23	1,320
Twenty-First Century Fox	308	15,110
Verizon Communications	977	53,794
Viacom, Cl B	488	14,357
Walt Disney	494	55,091

		1,004,029

Consumer Discretionary — 1.7%
Abercrombie & Fitch, Cl A	3,077	66,679
Amazon.com *	73	125,467
American Axle & Manufacturing Holdings *	4,630	68,431
Asbury Automotive Group *	648	45,781
AutoZone *	56	47,451
Belmond, Cl A *	491	12,236
Best Buy	2,908	172,269
BJ’s Restaurants	133	6,627
Booking Holdings *	19	34,823
BorgWarner	236	9,652
Buckle	1,375	23,884
Burlington Stores *	2,262	388,407
Caleres	2,008	59,919
Callaway Golf	1,629	26,536
Career Education *	490	6,326
Carnival	659	37,945
Cavco Industries *	49	8,148

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
Chico’s FAS	6,243	$36,209
Children’s Place	95	9,192
Chipotle Mexican Grill, Cl A *	21	11,122
Cooper Tire & Rubber	2,160	76,032
Cooper-Standard Holdings *	717	54,822
Core-Mark Holding	1,952	54,422
Crocs *	345	9,908
Darden Restaurants	139	14,585
Dave & Buster’s Entertainment	210	10,805
Dine Brands Global	107	8,161
Dollar General	121	13,967
Dorman Products *	148	12,721
DSW, Cl A	1,822	49,650
eBay	94	3,163
Ethan Allen Interiors	1,395	26,477
Expedia Group	100	11,925
Express *	3,833	20,315
Foot Locker	19	1,062
Fossil Group *	1,925	32,648
Fox Factory Holding *	195	11,569
GameStop, Cl A	4,255	48,252
Gap	141	3,587
Garrett Motion *	3,555	56,773
Genesco *	1,034	46,716
Gentherm *	904	38,474
G-III Apparel Group *	1,729	60,290
Group 1 Automotive	765	46,688
Guess?	364	7,102
Harley-Davidson	52	1,917
Haverty Furniture	1,301	26,501
Home Depot	535	98,189
Installed Building Products *	893	37,604
iRobot *	140	12,571
JC Penney *	17,786	23,478
Kohl’s	111	7,625
La-Z-Boy, Cl Z	2,013	59,625
LCI Industries	1,040	85,739

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
Lear	147	$22,628
LGI Homes *	835	49,516
Lithia Motors, Cl A	934	83,079
Lowe’s	135	12,982
Lululemon Athletica *	1,389	205,308
M/I Homes *	1,369	36,265
MDC Holdings	1,646	54,203
Meritage Homes *	1,520	68,522
Monro	169	12,111
Newell Brands	69	1,463
NIKE, Cl B	173	14,165
Norwegian Cruise Line Holdings *	20	1,029
Nutrisystem	741	32,167
Office Depot	23,413	69,068
O’Reilly Automotive *	8	2,757
Oxford Industries	433	33,159
PulteGroup	286	7,954
PVH	29	3,164
Red Robin Gourmet Burgers *	693	22,162
Rent-A-Center, Cl A *	1,920	33,600
RH *	446	60,598
Ross Stores	119	10,962
Shake Shack, Cl A *	153	7,307
Shutterfly *	710	32,632
Sleep Number *	198	7,128
Stamps.com *	87	16,189
Standard Motor Products	678	33,330
Starbucks	301	20,510
Steven Madden	1,732	56,550
Strategic Education	111	12,143
Sturm Ruger	138	7,518
Tapestry	166	6,426
Target	688	50,223
TJX	34	1,691
TopBuild *	1,432	75,623
Ulta Beauty *	28	8,174
Under Armour, Cl A *	117	2,427

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
Vista Outdoor *	2,850	$28,444
Wingstop	151	9,913
Winnebago Industries	1,159	33,147
Wolverine World Wide	1,996	68,483

		3,585,187

Consumer Staples — 0.9%
Altria Group	5,894	290,869
Andersons	1,351	47,353
Archer-Daniels-Midland	60	2,694
Avon Products *	2,796	6,543
B&G Foods	1,212	32,312
Calavo Growers	89	7,241
Cal-Maine Foods	796	33,575
Central Garden & Pet, Cl A *	2,138	76,156
Chefs’ Warehouse *	165	5,300
Coca-Cola	676	32,536
Coca-Cola Consolidated	210	45,318
Colgate-Palmolive	3,773	244,037
Conagra Brands	915	19,801
Costco Wholesale	48	10,302
Darling Ingredients *	6,449	137,170
Dean Foods	4,480	18,682
Energizer Holdings	1,722	81,623
Estee Lauder, Cl A	88	12,004
General Mills	59	2,622
Hershey	3	318
Ingredion	2,027	200,674
J&J Snack Foods	235	36,272
John B Sanfilippo & Son	421	28,733
Kellogg	174	10,268
Kimberly-Clark	166	18,489
Kraft Heinz	80	3,845
Kroger	161	4,561
Lamb Weston Holdings	14	1,012
Medifast	61	7,762
PepsiCo	899	101,290

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Staples — continued
Philip Morris International	641	$49,178
Procter & Gamble	713	68,783
SpartanNash	1,843	38,242
Sysco	758	48,398
Tyson Foods, Cl A	58	3,591
United Natural Foods *	2,440	31,964
Universal	969	55,911
Walgreens Boots Alliance	289	20,883
Walmart	501	48,011
WD-40	67	12,177

		1,896,500

Energy — 0.6%
Apache	26	853
Archrock	708	6,684
C&J Energy Services *	2,945	47,327
Carrizo Oil & Gas *	500	6,140
Chevron	1,478	169,454
ConocoPhillips	518	35,063
CONSOL Energy *	737	26,186
Denbury Resources *	2,738	5,558
Devon Energy	18	480
Exterran *	1,653	28,696
Exxon Mobil	2,045	149,859
Green Plains	1,725	24,512
Gulfport Energy *	6,675	56,003
Helix Energy Solutions Group *	5,921	40,440
HollyFrontier	359	20,226
Kinder Morgan	44	796
KLX Energy Services Holdings *	178	4,639
Laredo Petroleum *	6,294	23,917
Marathon Petroleum	632	41,876
Matrix Service *	1,262	27,070
Nabors Industries	2,038	6,032
National Oilwell Varco	709	20,901
Newpark Resources *	4,154	34,520
Noble *	8,935	29,486

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Energy — continued
Occidental Petroleum	895	$59,768
Oil States International *	2,631	45,306
ONEOK	56	3,596
PDC Energy *	2,720	88,590
Phillips 66	662	63,161
ProPetro Holding *	432	7,059
Renewable Energy Group *	228	6,589
REX American Resources *	359	26,182
Schlumberger	184	8,135
SEACOR Holdings *	729	30,173
SRC Energy *	10,623	52,265
Superior Energy Services *	8,287	32,402
Unit *	1,888	30,132
US Silica Holdings	3,430	46,236

		1,306,312

Financials — 6.3%
Affiliated Managers Group	53	5,562
Allstate	4,022	353,412
Ambac Financial Group *	1,878	35,532
American Equity Investment Life Holding	2,433	76,202
American National Insurance	244	33,962
Ameriprise Financial	213	26,966
Ameris Bancorp	1,732	65,729
Aon	21	3,281
Apollo Commercial Real Estate Finance ‡	3,820	69,524
Apollo Investment	5,589	85,512
Ares Management	7,100	148,106
ARMOUR Residential ‡	1,846	38,803
Athene Holding, Cl A *	3,521	151,050
Axos Financial *	1,295	39,316
Banc of California	2,640	38,491
BancorpSouth Bank	1	29
Bank of America	40,060	1,140,508
Bank of Hawaii	174	13,455
Bank of New York Mellon	3,859	201,903
Bank OZK	1	30

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
Banner	1,109	$60,485
BB&T	3,314	161,723
Berkshire Hathaway, Cl B *	616	126,613
Berkshire Hills Bancorp	1,406	38,314
BlackRock, Cl A	73	30,301
BlackRock TCP Capital	4,290	61,604
Blucora *	255	7,525
Boston Private Financial Holdings	4,830	56,028
Brookline Bancorp	574	8,535
Cannae Holdings *	4,730	91,478
Capital One Financial	750	60,443
Capstead Mortgage ‡	6,563	48,369
Cathay General Bancorp	104	3,860
Cboe Global Markets	64	5,969
Central Pacific Financial	479	13,714
Charles Schwab	78	3,648
Chemical Financial	3	133
Cincinnati Financial	450	36,504
Citigroup	10,395	670,062
Citizens Financial Group	3,543	120,179
City Holding	17	1,219
CNA Financial	66	3,027
Columbia Banking System	2,664	97,902
Comerica	2,052	161,574
Community Bank System	228	13,669
Cullen	228	22,180
Customers Bancorp *	422	8,301
CVB Financial	2,197	48,136
Dime Community Bancshares	1,739	34,293
Discover Financial Services	622	41,979
Donnelley Financial Solutions *	1,647	24,112
E*TRADE Financial	835	38,961
Eagle Bancorp *	1,209	66,350
East West Bancorp	592	29,789
eHealth *	106	6,483
Employers Holdings	1,307	55,378
Encore Capital Group *	1,028	30,367

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued

Financials — continued
Enova International *	1,596	$36,788
EZCORP, Cl A *	2,614	24,362
Fidelity Southern	1,873	57,052
Fifth Third Bancorp	22,943	615,331
First BanCorp	5,510	58,682
First Commonwealth Financial	4,579	62,274
First Financial Bancorp	3,491	91,918
First Financial Bankshares	284	17,352
First Midwest Bancorp	3,573	78,677
FirstCash	212	17,475
Flagstar Bancorp	845	26,068
FS KKR Capital	44,839	286,521
Fulton Financial	24	385
Glacier Bancorp	373	15,733
Goldman Sachs Group	679	134,449
Great Western Bancorp	2,182	77,003
Hamilton Lane, Cl A	1,710	62,022
Hancock Whitney	1	41
Hanmi Financial	2,064	45,264
Hartford Financial Services Group	1,236	57,993
Hercules Capital	6,447	84,714
Home BancShares	6	110
HomeStreet *	1,277	31,248
Hope Bancorp	5,289	75,686
Horace Mann Educators	1,710	71,222
Independent Bank	125	9,973
International Bancshares	20	709
International. FCStone *	742	28,367
Invesco Mortgage Capital ‡	3,623	58,330
Investment Technology Group	244	7,383
James River Group Holdings	1,249	48,174
JPMorgan Chase	12,910	1,336,186
KeyCorp	4,473	73,670
KKR	27,190	610,416
LegacyTexas Financial Group	241	9,601
LendingTree *	17	5,038
Loews	507	24,285

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued

Financials — continued
M&T Bank	1,011	$166,350
Main Street Capital	4,387	161,749
MB Financial	170	7,545
Medley Capital	2,068	6,907
Meta Financial Group	1,186	27,930
Morgan Stanley	3,782	159,979
Morningstar	25	3,104
National Bank Holdings, Cl A	391	12,496
NBT Bancorp	1,988	70,813
New Mountain Finance	5,387	75,633
New York Community Bancorp	1,687	19,603
New York Mortgage Trust ‡	8,347	52,419
NMI Holdings, Cl A *	1,711	37,642
Northern Trust	361	31,934
Northfield Bancorp	2,936	42,014
Northwest Bancshares	4,594	81,037
Oaktree Specialty Lending	9,521	46,462
OFG Bancorp	1,700	32,946
Old National Bancorp	756	12,202
Opus Bank	1	21
Oritani Financial	325	5,480
Pacific Premier Bancorp	1,721	51,200
PacWest Bancorp	3,530	136,223
PennyMac Mortgage Investment Trust ‡	2,428	49,143
People’s United Financial	8	131
Piper Jaffray	693	47,838
PNC Financial Services Group	610	74,829
PRA Group *	1,886	55,656
ProAssurance	1,944	82,930
Progressive	757	50,939
Prospect Capital	27,473	186,816
Provident Financial Services	2,446	60,441
Prudential Financial	82	7,555
Regions Financial	10,692	162,198
RLI	165	10,892
S&T Bancorp	1,584	60,857
Safety Insurance Group	581	47,822

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued

Financials — continued
Selective Insurance Group	942	$57,387
ServisFirst Bancshares	1,145	38,644
Simmons First National, Cl A	3,695	91,414
Solar Capital	3,248	66,616
Solar Senior Capital	4	66
Southside Bancshares	2,192	72,314
State Street	848	60,123
Stellus Capital Investment	4	58
Stewart Information Services	1,357	60,319
SunTrust Banks	3,070	182,419
SVB Financial Group *	88	20,537
Synchrony Financial	205	6,158
Synovus Financial	2,531	89,648
T Rowe Price Group	24	2,243
TCF Financial	5	111
TD Ameritrade Holding	104	5,819
Third Point Reinsurance *	2,672	28,083
Tompkins Financial	40	2,942
TrustCo Bank NY	5,531	42,921
Trustmark	56	1,766
UMB Financial	2	129
Umpqua Holdings	487	8,610
United Bankshares	143	5,058
United Community Banks	2,935	75,488
United Fire Group	164	8,528
Universal Insurance Holdings	191	7,205
Unum Group	74	2,572
US Bancorp	2,766	141,509
Valley National Bancorp	1	10
Virtus Investment Partners	340	30,590
Waddell & Reed Financial, Cl A	2,434	41,670
Walker & Dunlop	1,243	59,751
Washington Federal	350	10,182
Wells Fargo	12,487	610,739
Westamerica Bancorporation	171	10,715
WisdomTree Investments	768	5,146

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued

Financials — continued
World Acceptance *	173	$17,938

		13,062,246

Health Care — 1.4%
Abbott Laboratories	276	20,142
AbbVie	1,780	142,916
ABIOMED *	119	41,777
Acorda Therapeutics *	1,634	27,173
Allergan	78	11,230
AMAG Pharmaceuticals *	1,664	27,240
Amedisys *	140	18,362
Amgen	604	113,014
AMN Healthcare Services *	242	15,679
Anika Therapeutics *	872	33,127
Baxter International	55	3,987
Biogen *	600	200,269
BioTelemetry *	167	11,994
Bristol-Myers Squibb	1,028	50,752
Cambrex *	703	30,686
Cardinal Health	654	32,680
Celgene *	16	1,415
Centene *	91	11,882
Cerner *	242	13,288
Cigna	924	184,624
Community Health Systems *	909	3,581
CONMED	140	9,849
Corcept Therapeutics *	558	6,238
CryoLife *	270	7,536
CVS Health	143	9,374
Diplomat Pharmacy *	2,632	38,164
Edwards Lifesciences *	142	24,200
Emergent BioSolutions *	900	56,151
Enanta Pharmaceuticals *	90	7,149
Encompass Health	265	17,713
Endo International *	995	9,701
Ensign Group	248	10,805
Gilead Sciences	634	44,386

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued

Health Care — continued
HCA Healthcare	126	$17,568
HMS Holdings *	413	12,386
Illumina *	56	15,668
Innoviva *	366	6,259
Integer Holdings *	153	12,391
Intuitive Surgical *	40	20,946
Jazz Pharmaceuticals *	233	29,332
Johnson & Johnson	949	126,294
Laboratory Corp of America Holdings *	59	8,222
Lantheus Holdings *	254	4,272
LHC Group *	531	56,143
Luminex	270	7,530
Magellan Health *	1,045	68,092
McKesson	22	2,822
Medicines *	1,437	33,209
Medpace Holdings *	137	8,823
Medtronic	421	37,212
Merck	905	67,359
Meridian Bioscience	420	6,884
Merit Medical Systems *	274	15,489
Momenta Pharmaceuticals *	531	6,298
Myriad Genetics *	1,717	48,402
Natus Medical *	1,137	38,362
Nektar Therapeutics, Cl A *	37	1,567
Neogen *	260	15,837
NeoGenomics *	474	7,878
Omnicell *	200	13,026
OraSure Technologies *	513	6,592
Orthofix Medical *	134	7,251
Owens & Minor	3,563	26,972
Pfizer	2,059	87,405
Phibro Animal Health, Cl A	192	5,994
Providence Service *	500	32,070
Quest Diagnostics	376	32,844
Regeneron Pharmaceuticals *	30	12,878
REGENXBIO *	158	6,946
Repligen *	205	11,687

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Health Care — continued
Select Medical Holdings *	4,550	$71,071
Spectrum Pharmaceuticals *	565	6,328
Supernus Pharmaceuticals *	269	10,257
Tabula Rasa HealthCare *	98	5,907
Tactile Systems Technology *	101	6,725
Tivity Health *	222	4,942
UnitedHealth Group	112	30,262
US Physical Therapy	82	8,683
Vanda Pharmaceuticals *	301	8,166
Varex Imaging *	282	8,034
Veeva Systems, Cl A *	4,239	462,306
Zoetis, Cl A	456	39,289

		2,817,964

Industrials — 3.0%
3M	103	20,631
AAR	974	36,700
ABM Industries	2,634	90,056
Actuant, Cl A	1,855	42,461
Aegion, Cl A *	2,057	37,335
Aerojet Rocketdyne Holdings *	349	13,775
Aerovironment *	106	8,232
Alamo Group	343	29,543
Albany International, Cl A	149	10,230
Allegiant Travel, Cl A	61	7,930
Allison Transmission Holdings	8,731	424,937
American Woodmark *	695	48,615
AMETEK	150	10,935
Apogee Enterprises	1,267	43,167
Applied Industrial Technologies	955	56,355
ArcBest	1,168	43,940
Arcosa	2,187	64,363
Astec Industries	1,144	42,351
Atlas Air Worldwide Holdings *	1,087	57,850
Axon Enterprise *	280	14,283
AZZ	710	31,773
Barnes Group	1,004	59,316

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Boeing	1,473	$568,018
Brady, Cl A	980	43,816
Briggs & Stratton	2,505	32,264
Caterpillar	85	11,319
CH Robinson Worldwide	1,138	98,744
Chart Industries *	836	62,449
Cintas	8	1,500
CIRCOR International	955	26,406
Comfort Systems USA	751	36,025
Copart *	78	3,949
CSX	3,447	226,467
Cubic	638	41,004
Delta Air Lines	874	43,202
Dover	606	53,225
Eaton	9	686
Echo Global Logistics *	1,284	30,508
Emerson Electric	958	62,720
Encore Wire	955	51,475
EnPro Industries	864	57,067
ESCO Technologies	140	9,115
Expeditors International of Washington	187	12,959
Exponent	244	12,190
Federal Signal	1,759	38,663
Forward Air	444	25,987
Franklin Electric	208	9,938
FTI Consulting *	966	65,997
General Electric	1,795	18,237
Gibraltar Industries *	908	32,370
Greenbrier	1,332	56,490
Harsco *	414	8,818
Hawaiian Holdings	1,369	43,835
Heidrick & Struggles International	592	19,566
Hillenbrand	1,325	56,180
Honeywell International	4,192	602,097
Hub Group, Cl A *	1,027	45,712
Huntington Ingalls Industries	67	13,832
Ingersoll-Rand	265	26,511

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Insteel Industries	920	$20,323
Interface, Cl A	2,686	44,077
John Bean Technologies	658	52,272
Johnson Controls International	482	16,277
Kaman	818	48,360
Kelly Services, Cl A	1,370	30,688
Korn Ferry	1,039	47,378
L3 Technologies	1,293	254,566
Lockheed Martin	151	43,743
ManpowerGroup	1,264	99,894
Marten Transport	1,342	25,968
Matson	226	7,573
Matthews International, Cl A	1,370	60,951
Mercury Systems *	924	54,174
Mobile Mini	234	8,843
Moog, Cl A	1,214	108,617
Mueller Industries	2,513	65,111
Multi-Color	598	27,837
MYR Group *	914	27,850
Navigant Consulting	1,639	42,483
Nielsen Holdings	89	2,286
Norfolk Southern	185	31,032
PACCAR	138	9,042
Parker-Hannifin	7	1,154
Patrick Industries *	1,073	42,813
PGT Innovations *	415	6,906
Powell Industries	202	5,638
Proto Labs *	131	16,264
Quanex Building Products	2,289	35,823
Raven Industries	233	8,619
Raytheon	35	5,767
Resideo Technologies *	647	14,189
Resources Connection	1,913	31,966
Robert Half International	205	13,208
Rockwell Automation	1,543	261,569
Saia *	979	58,711
Simpson Manufacturing	795	48,797

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
SkyWest	2,042	$104,040
Snap-on	130	21,579
Southwest Airlines	26	1,476
SPX *	305	9,074
SPX FLOW *	1,792	58,724
Standex International	617	46,016
Team *	1,505	21,582
Tennant	677	39,760
Tetra Tech	1,040	57,398
Trex *	994	69,341
Triumph Group	2,101	37,503
TrueBlue *	2,010	49,024
UniFirst	79	10,936
Union Pacific	51	8,113
Universal Forest Products	2,517	77,573
US Ecology	100	6,367
Viad	930	49,011
Wabash National	2,703	37,680
WageWorks *	247	7,793
Watts Water Technologies, Cl A	730	54,655
WW Grainger	155	45,785

		6,238,318

Information Technology — 10.2%
3D Systems *	578	7,375
8x8 *	472	8,312
Accenture, Cl A	4,182	642,146
Adobe *	54	13,382
ADTRAN	2,544	37,092
Advanced Energy Industries *	998	51,187
Agilysys *	375	6,638
Akamai Technologies *	65	4,232
Alarm.com Holdings *	757	47,638
Amdocs	139	7,767
Analog Devices	1,722	170,237
Anixter International *	1,163	70,606
Apple	1,102	183,417

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Arista Networks *	1,670	$358,682
Arlo Technologies *	2,318	16,666
Autodesk *	982	144,550
Automatic Data Processing	35	4,894
Badger Meter	714	37,692
Benchmark Electronics	2,058	52,314
Booz Allen Hamilton Holding, Cl A	1,679	82,489
Bottomline Technologies *	175	9,039
Broadcom	1,297	347,921
Broadridge Financial Solutions	59	5,949
Brooks Automation	367	11,425
Cabot Microelectronics	133	13,551
Cardtronics *	214	5,793
CDK Global	6,431	314,540
CDW	3,033	252,558
CEVA *	229	6,513
Check Point Software Technologies *	2,617	292,895
Cisco Systems	21,038	994,886
Citrix Systems	30	3,076
Cognex	992	45,136
Cognizant Technology Solutions, Cl A	4,848	337,809
Cohu	359	6,297
Comtech Telecommunications	1,141	28,491
Cray *	1,303	28,588
CSG Systems International	998	36,118
CTS	253	7,178
Diodes *	1,491	50,142
DXC Technology	4,360	279,563
Ebix	547	31,245
Electro Scientific Industries *	167	5,010
Electronics For Imaging *	1,975	52,160
ePlus *	75	5,942
EVERTEC	1,386	38,351
ExlService Holdings *	858	49,335
Extreme Networks *	725	5,481
F5 Networks *	2,183	351,354
Fabrinet *	821	46,666

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
FARO Technologies *	133	$5,655
Fidelity National Information Services	27	2,822
Finisar *	4,660	106,155
FleetCor Technologies *	17	3,431
FLIR Systems	974	47,609
FormFactor *	3,456	51,909
Fortinet *	5,273	403,754
GoDaddy, Cl A *	6,785	465,655
Guidewire Software *	2,879	249,552
Hewlett Packard Enterprise	89	1,388
HP	10,102	222,546
II-VI *	2,450	93,002
Insight Enterprises *	1,463	67,181
Intel	4,826	227,401
International Business Machines	7,035	945,645
InterXion Holding *	1,178	70,727
Intuit	2,204	475,667
IPG Photonics *	313	41,629
Itron *	1,437	78,503
Juniper Networks	11,271	292,370
KEMET	326	5,777
KLA-Tencor	190	20,248
Knowles *	3,018	47,081
Kulicke & Soffa Industries	2,916	65,697
Lam Research	35	5,935
Leidos Holdings	1,345	78,010
LivePerson *	1,562	36,660
LogMeIn	3,481	323,803
ManTech International, Cl A	1,201	67,700
Marvell Technology Group	10,409	192,879
Mastercard, Cl A	242	51,093
Maxim Integrated Products	3,347	181,642
MaxLinear, Cl A *	353	6,926
Methode Electronics	1,691	43,543
Microchip Technology	1,212	97,408
Micron Technology *	2,071	79,154
Microsoft	7,659	799,829

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
MicroStrategy, Cl A *	269	$34,133
Monotype Imaging Holdings	433	7,188
MTS Systems	705	35,292
National Instruments	3,119	137,922
NetApp	969	61,793
NETGEAR *	1,334	52,840
NIC	2,405	39,442
NVIDIA	1,304	187,450
NXP Semiconductors	4,607	400,948
ON Semiconductor *	11,837	237,213
Oracle	613	30,791
OSI Systems *	480	43,051
Palo Alto Networks *	2,125	456,493
PayPal Holdings *	137	12,160
Perficient *	311	7,934
Perspecta	4,680	93,834
Photronics *	3,462	37,009
Plexus *	1,299	72,900
Power Integrations	678	44,748
Progress Software	234	8,478
PTC *	600	50,874
Qorvo *	43	2,810
QUALCOMM	6,021	298,161
Qualys *	627	54,254
Rambus *	5,722	51,612
Red Hat *	52	9,248
Rogers *	317	40,230
salesforce.com *	7,867	1,195,548
Sanmina *	2,764	86,292
ScanSource *	1,274	48,807
Semtech *	324	15,733
ServiceNow *	3,742	823,315
Shopify, Cl A *	2,290	385,796
SolarEdge Technologies *	911	39,893
Splunk *	2,547	317,967
SPS Commerce *	106	9,398
Sykes Enterprises *	1,922	52,990

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Symantec	13,576	$285,368
Tableau Software, Cl A *	360	46,022
TE Connectivity	103	8,338
Teradyne	5,160	185,708
Texas Instruments	5,595	563,306
TiVo	5,285	58,822
Travelport Worldwide	3,559	55,734
Trimble *	1,417	53,364
TTM Technologies *	4,070	46,724
Tyler Technologies *	1,679	317,650
Ultimate Software Group *	1,441	393,494
Viavi Solutions *	1,099	12,221
Virtusa *	178	8,637
Visa, Cl A	727	98,152
VMware, Cl A	5,296	800,067
Workday, Cl A *	3,714	674,202
Xilinx	1,450	162,313
Xperi	2,331	49,953
Zebra Technologies, Cl A *	1,200	208,320

		21,079,256

Materials — 1.2%
AdvanSix *	1,476	46,701
AK Steel Holding *	8,601	25,373
Albemarle	34	2,745
Avery Dennison	454	47,420
Balchem	682	56,620
Boise Cascade	1,714	47,084
Celanese, Cl A	323	30,930
Century Aluminum *	1,982	18,234
CF Industries Holdings	7,893	344,528
Clearwater Paper *	860	28,999
Domtar	10,000	468,999
DowDuPont	59	3,175
Eastman Chemical	545	43,938
Freeport-McMoRan	16,807	195,633
HB Fuller	1,991	98,335

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Materials — continued
Ingevity *	790	$74,315
Innophos Holdings	962	28,764
Innospec	144	10,119
International Paper	107	5,075
Kaiser Aluminum	97	9,736
Koppers Holdings *	1,050	23,930
Kraton *	1,562	44,048
LyondellBasell Industries, Cl A	715	62,184
Materion	615	28,862
Mercer International	1,652	24,400
Mosaic	27	872
Myers Industries	1,633	26,553
Neenah	734	51,138
Nucor	4,782	292,850
Packaging Corp of America	143	13,488
PH Glatfelter	1,992	25,458
Quaker Chemical	70	14,312
Rayonier Advanced Materials	2,029	29,380
Schweitzer-Mauduit International	1,417	45,429
Sherwin-Williams	57	24,027
Steel Dynamics	2,866	104,867
Stepan	832	73,158
TimkenSteel *	1,775	22,596
Tredegar	1,385	22,589
US Concrete *	769	27,376
Westrock	30	1,221

		2,545,461

Real Estate — 0.7%
Acadia Realty Trust ‡	2,623	75,359
Agree Realty ‡	142	9,376
Alexandria Real Estate Equities ‡	154	20,283
Apartment Investment & Management, Cl A ‡	364	18,025
Brixmor Property Group ‡	713	12,214
CareTrust ‡	453	9,957
CBL & Associates Properties ‡	10,410	25,921
CBRE Group, Cl A *	226	10,340

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Real Estate — continued
Cedar Realty Trust ‡	2,029	$7,081
Chatham Lodging Trust ‡	3,073	62,105
Chesapeake Lodging Trust ‡	2,408	68,580
DiamondRock Hospitality ‡	6,047	61,438
Easterly Government Properties ‡	619	11,117
EastGroup Properties ‡	144	14,898
Extra Space Storage ‡	385	37,965
Four Corners Property Trust ‡	310	8,754
Franklin Street Properties ‡	6,689	49,632
Global Net Lease ‡	1,797	34,844
HCP ‡	23	725
Hersha Hospitality Trust, Cl A ‡	2,387	44,231
HFF, Cl A	1,030	42,663
Hospitality Properties Trust ‡	81	2,159
Host Hotels & Resorts ‡	2,396	43,272
Independence Realty Trust ‡	5,728	59,858
Kite Realty Group Trust ‡	3,947	65,639
Lexington Realty Trust ‡	7,953	76,428
LTC Properties ‡	867	41,130
National Storage Affiliates Trust ‡	311	9,050
Office Properties Income Trust ‡	1,247	39,941
Pennsylvania Real Estate Investment Trust ‡	4,801	35,383
PS Business Parks ‡	77	11,180
Public Storage ‡	27	5,738
RE/MAX Holdings, Cl A	1,232	51,398
Retail Opportunity Investments ‡	4,602	80,858
RPT Realty ‡	846	11,074
Simon Property Group ‡	481	87,601
Summit Hotel Properties ‡	4,998	55,828
Washington Prime Group ‡	1,357	7,708
Whitestone, Cl B ‡	684	9,699

		1,319,452

Utilities — 0.1%
AES	4,428	72,574
CenterPoint Energy	602	18,614
Edison International	761	43,354

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares/ Face Amount	Value

United States — continued

Utilities — continued
Entergy	917	$81,787
NRG Energy	61	2,496
Southern	710	34,506

		253,331

		55,108,056

TOTAL COMMON STOCK (Cost $101,892,254)		104,694,130

U.S. TREASURY OBLIGATIONS — 12.0%

U.S. Treasury Bills
2.526%, 01/02/2020(B) (C)	$1,650,000	1,612,231
2.401%, 06/06/2019(B) (C)	570,000	565,287

U.S. Treasury Bonds
3.750%, 11/15/2043	142,000	160,937
2.500%, 05/15/2046	130,000	117,675

U.S. Treasury Notes
2.875%, 04/30/2025	135,000	137,874
2.875%, 11/15/2021	63,000	63,726
2.875%, 10/15/2021	215,000	217,360
2.750%, 08/15/2021	39,000	39,277
2.750%, 11/30/2020	350,000	351,682
2.500%, 05/31/2020	7,280,000	7,278,577
2.375%, 04/30/2020	6,290,000	6,278,698
2.250%, 11/15/2027	142,000	137,940
2.250%, 10/31/2024	73,000	72,099
2.250%, 01/31/2024	114,000	112,927
2.250%, 12/31/2023	113,000	111,963
2.125%, 03/31/2024	114,000	112,156
2.125%, 02/29/2024	114,000	112,205
2.000%, 08/31/2021	171,000	169,063
2.000%, 10/31/2021	80,000	79,053
2.000%, 06/30/2024	82,000	80,069
2.000%, 10/31/2022	71,000	69,891
1.875%, 10/31/2022	52,000	50,954
1.875%, 09/30/2022	30,000	29,422
1.875%, 07/31/2022	38,000	37,289
1.750%, 05/15/2023	149,000	144,780
1.750%, 06/30/2022	99,000	96,803
1.750%, 05/31/2022	96,000	93,904
1.625%, 04/30/2023	93,000	89,934
1.500%, 08/15/2026	103,000	95,565
1.500%, 03/31/2023	49,000	47,178

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.375%, 03/31/2020	$6,180,000	$6,096,956
1.125%, 07/31/2021	42,000	40,650

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,666,028)		24,704,125

ASSET-BACKED SECURITIES — 8.7%

Automotive — 1.3%
Ford Credit Floorplan Master Owner Trust, Ser 2017-1, Cl A1 2.070%, 05/15/2022	1,100,000	1,088,345
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A4 Callable 08/15/2019 @ $100 1.620%, 08/15/2022	1,555,000	1,544,734
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A3 Callable 02/15/2021 @ $100 1.740%, 08/16/2021	124,664	123,744

		2,756,823

Credit Cards — 1.4%
American Express Credit Account Master Trust, Ser 2017-6, Cl A 2.040%, 05/15/2023	1,500,000	1,482,632
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4 1.990%, 07/17/2023	1,500,000	1,482,568

		2,965,200

Other Asset-Backed Securities — 6.0%
AIMCO CLO, Ser 2018-AA, Cl B Callable 04/17/2020 @ $100 4.173%, VAR ICE LIBOR USD 3 Month+1.400%, 04/17/2031 (A)	750,000	728,765
AIMCO CLO, Ser 2018-BA, Cl B Callable 01/15/2021 @ $100 2.034%, VAR ICE LIBOR USD 3 Month+1.750%, 01/15/2032 (A)	1,350,000	1,344,023
Atrium XII, Ser 2017-12A, Cl DR Callable 04/22/2019 @ $100 5.561%, VAR ICE LIBOR USD 3 Month+2.800%, 04/22/2027 (A)	582,000	574,534
Carlyle Global Market Strategies CLO, Ser 2019-5A, Cl A1R 3.876%, VAR ICE LIBOR USD 3 Month+1.320%, 01/20/2032 (A)	575,000	575,000

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CBAM, Ser 2018-5A, Cl A Callable 04/17/2020 @ $100 3.793%, VAR ICE LIBOR USD 3 Month+1.020%, 04/17/2031 (A)	$600,000	$591,233
Dryden 57 CLO, Ser 2018-57A, Cl C Callable 05/15/2020 @ $100 4.314%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	608,000	579,057
Dryden XXVIII Senior Loan Fund, Ser 2017-28A, Cl A1LR Callable 08/15/2019 @ $100 3.816%, VAR ICE LIBOR USD 3 Month+1.200%, 08/15/2030 (A)	550,000	548,237
Elevation CLO, Ser 2018-9A, Cl D Callable 07/15/2020 @ $100 6.287%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2031 (A)	250,000	246,236
Greenwood Park CLO, Ser 2018-1A, Cl C Callable 04/15/2020 @ $100 4.487%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2031 (A)	250,000	238,133
Greenwood Park CLO, Ser 2018-1A, Cl D Callable 04/15/2020 @ $100 5.287%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/2031 (A)	375,000	351,837
Hayfin Kingsland VIII, Ser 2018-8A, Cl B Callable 04/20/2020 @ $100 4.241%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2031 (A)	1,425,000	1,391,287
Hayfin Kingsland VIII, Ser 2018-8A, Cl C Callable 04/20/2020 @ $100 4.661%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (A)	750,000	710,385
Madison Park Funding, Ser 2018-30A, Cl C Callable 07/15/2019 @ $100 4.487%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2029 (A)	275,000	264,050
Mariner CLO, Ser 2018-5A, Cl A Callable 07/15/2019 @ $100 3.881%, VAR ICE LIBOR USD 3 Month+1.110%, 04/25/2031 (A)	875,000	866,353
Mariner CLO, Ser 2018-5A, Cl C Callable 04/25/2020 @ $100 4.571%, VAR ICE LIBOR USD 3 Month+1.800%, 04/25/2031 (A)	415,000	390,550

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount/Shares	Value
Mariner CLO, Ser 2018-5A, Cl D Callable 04/25/2020 @ $100 5.421%, VAR ICE LIBOR USD 3 Month+2.650%, 04/25/2031 (A)	$400,000	$375,471
Mariner CLO, Ser 2018-6A, Cl C Callable 04/25/2020 @ $100 4.715%, VAR ICE LIBOR USD 3 Month+1.950%, 07/28/2031 (A)	725,000	688,010
TCW CLO, Ser 2018-1A, Cl D Callable 04/25/2020 @ $100 5.681%, VAR ICE LIBOR USD 3 Month+2.910%, 04/25/2031 (A)	750,000	716,657
TICP CLO VI, Ser 2018-5A, Cl DR Callable 07/17/2020 @ $100 5.923%, VAR ICE LIBOR USD 3 Month+3.150%, 07/17/2031 (A)	500,000	485,414
Voya CLO, Ser 2018-1A, Cl B Callable 04/19/2020 @ $100 4.561%, VAR ICE LIBOR USD 3 Month+1.800%, 04/19/2031 (A)	450,000	431,983
York CLO, Ser 2017-1A, Cl DR Callable 01/22/2020 @ $100 5.361%, VAR ICE LIBOR USD 3 Month+2.600%, 01/22/2031 (A)	250,000	234,253

		12,331,468

TOTAL ASSET-BACKED SECURITIES (Cost $18,378,338)		18,053,491

REGISTERED INVESTMENT COMPANIES — 4.4%
Barings BDC	2,640	26,136
Credit Suisse Floating Rate High Income Fund, Cl I	786,065	5,227,334
Goldman Sachs BDC	3,079	64,043
Golub Capital BDC	4,599	84,070
Nuveen Symphony Floating Rate Income Fund, Cl I	190,405	3,636,742
TCG BDC	4,680	69,919

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $9,367,446)		9,108,244

EXCHANGE TRADED FUNDS — 3.7%
Invesco DB Base Metals ETF	301,400	4,933,917

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

EXCHANGE TRADED FUNDS — continued

	Shares/ Face Amount(1)		Value
Invesco Global Listed Private Equity ETF		19,300	$214,423
iShares Core S&P Small-Capital ETF		327	25,078
iShares MSCI ACWI ETF		1,647	114,170
iShares MSCI Brazil ETF		17,700	803,049
iShares MSCI Europe Financials ETF		55,280	996,145
iShares Russell 1000 Value ETF		169	20,201
iShares S&P Small-Capital 600 Value ETF		291	43,071
SPDR EURO STOXX Small Capital ETF		9,600	526,112
SPDR S&P 500 ETF Trust		157	42,379

TOTAL EXCHANGE TRADED FUNDS (Cost $7,662,844)			7,718,545

SOVEREIGN DEBT — 3.0%
Australia Government Bond 4.500%, 04/21/2033	AUD	65,000	59,218
3.750%, 04/21/2037	AUD	69,000	58,640
3.250%, 06/21/2039	AUD	55,000	43,725
3.000%, 03/21/2047	AUD	71,000	53,775
2.250%, 05/21/2028	AUD	87,000	63,293
Belgium Government Bond 4.250%, 03/28/2041(A)	EUR	58,000	102,156
3.750%, 06/22/2045	EUR	39,000	66,214
Canadian Government Bond 3.250%, 06/01/2021	CAD	69,000	54,263
2.750%, 06/01/2022	CAD	76,000	59,639
2.500%, 06/01/2024	CAD	68,000	53,572
2.250%, 06/01/2025	CAD	64,000	49,942
2.000%, 11/01/2020	CAD	61,000	46,604
2.000%, 09/01/2023	CAD	71,000	54,525
1.750%, 03/01/2023	CAD	90,000	68,376
1.500%, 06/01/2023	CAD	85,000	63,903
1.500%, 06/01/2026	CAD	66,000	49,017
1.000%, 09/01/2022	CAD	86,000	63,667
0.750%, 03/01/2021	CAD	152,000	113,279
0.750%, 09/01/2021	CAD	115,000	85,279
0.500%, 03/01/2022	CAD	97,000	71,005
Canadian When Issued Government Bond 2.250%, 02/01/2021	CAD	54,000	41,476
Denmark Government Bond 0.500%, 11/15/2027	DKK	378,000	60,032
French Republic Government Bond OAT 4.500%, 04/25/2041	EUR	15,000	27,934
4.000%, 10/25/2038	EUR	17,000	29,203

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value
Italy Buoni Poliennali Del Tesoro 9.000%, 11/01/2023	EUR	16,000	$24,582
6.500%, 11/01/2027	EUR	87,000	131,724
5.750%, 02/01/2033	EUR	23,000	34,573
5.500%, 09/01/2022	EUR	86,000	113,447
5.250%, 11/01/2029	EUR	15,000	21,259
4.750%, 09/01/2021	EUR	53,000	66,813
4.750%, 09/01/2044(A)	EUR	33,000	46,071
Japan Government Five Year Bond 0.100%, 09/20/2023	JPY	12,900,000	119,890
0.100%, 12/20/2023	JPY	13,600,000	126,432
Japan Government Ten Year Bond 0.100%, 12/20/2028	JPY	13,200,000	122,397
Japan Government Thirty Year Bond 2.500%, 09/20/2036	JPY	1,200,000	15,025
2.300%, 06/20/2035	JPY	4,000,000	48,376
2.300%, 12/20/2036	JPY	7,100,000	86,862
Japan Government Twenty Year Bond 2.100%, 12/20/2024	JPY	4,800,000	49,945
1.000%, 12/20/2035	JPY	1,500,000	15,293
0.700%, 03/20/2037	JPY	5,000,000	48,454
0.600%, 06/20/2037	JPY	10,300,000	98,055
0.600%, 09/20/2037	JPY	7,600,000	72,247
0.600%, 12/20/2037	JPY	4,800,000	45,569
Mexican Bonos 7.500%, 06/03/2027	MXN	28,400,000	1,401,372
7.250%, 12/09/2021	MXN	27,300,000	1,392,350
Norway Government Bond 3.000%, 03/14/2024(A)	NOK	264,000	33,772
2.000%, 05/24/2023	NOK	426,000	51,899
1.750%, 03/13/2025(A)	NOK	210,000	25,278
1.750%, 02/17/2027(A)	NOK	222,000	26,530
1.500%, 02/19/2026(A)	NOK	216,000	25,497
Portugal Obrigacoes do Tesouro OT 4.100%, 04/15/2037(A)	EUR	52,000	74,944
4.100%, 02/15/2045(A)	EUR	18,000	26,120
Spain Government Bond 6.000%, 01/31/2029	EUR	62,000	102,740
5.150%, 10/31/2028(A)	EUR	21,000	32,705
5.150%, 10/31/2044(A)	EUR	82,000	146,929
4.900%, 07/30/2040(A)	EUR	46,000	78,459

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)/Shares	Value
United Kingdom Gilt 4.250%, 12/07/2040	GBP 33,000	$63,592

TOTAL SOVEREIGN DEBT (Cost $6,254,777)		6,207,938

PREFERRED STOCK — 0.2%

Brazil — 0.2%
Banco Bradesco 3.260%,	4,500	55,843
Itau Unibanco Holding 0.420%,	4,550	48,379
Lojas Americanas **	25,400	146,737

		250,959

South Korea — 0.0%
LG Household & Health Care **	135	92,212

TOTAL PREFERRED STOCK (Cost $278,586)		343,171

RIGHTS — 0.0%
	Number of Rights

United States — 0.0%
Schulman (D) *†	1,780	3,560

TOTAL RIGHTS (Cost $—)		3,560

TOTAL INVESTMENTS — 82.6% (Cost $168,500,273)		$170,833,204

Percentages are based on Net Assets of $206,945,006.

*	Non-income producing security.
**	There’s currently no rate available.
†	Expiration date unavailable.
‡	Real Estate Investment Trust.
(1)	In U.S. dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of January 31, 2019 was $14,292,015 and represents 6.9% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	All or a portion of this security has been pledged as collateral for open futures contracts.
(D)	Level 3 security in accordance with fair value hierarchy.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

ACWI — All Country World Index

ADR — American Depositary Receipt

AUD — Australian Dollar

BDC — Business Development Company

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CNY — Chinese Yuan

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

ICE — Intercontinental Exchange

INR — Indian Rupee

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NOK — Norwegian Krone

OAT — Obligations Assimilables du Tresor

S&P — Standard & Poor’s

Ser — Series

SGX — Singapore Exchange Limited

SPDR — S&P Depository Receipts

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2019, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	03/20/19	JPY	313,134,100	USD	2,841,782	$ (43,998)
Morgan Stanley	03/20/19	USD	1,782,905	CAD	2,380,000	30,431
Morgan Stanley	03/20/19	CAD	1,141,900	USD	855,408	(14,613)
Morgan Stanley	03/20/19	NOK	1,385,100	USD	161,363	(3,217)
Morgan Stanley	03/20/19	DKK	387,000	USD	59,243	(346)
Morgan Stanley	03/20/19	AUD	1,336,800	USD	961,118	(11,257)
Morgan Stanley	03/20/19	USD	8,203,880	GBP	6,440,000	263,170
Morgan Stanley	03/20/19	EUR	1,882,100	USD	2,156,095	(6,849)
Morgan Stanley	03/20/19	GBP	617,900	USD	785,526	(26,864)
Morgan Stanley	03/20/19	USD	4,363,920	INR	307,700,000	(52,386)
Morgan Stanley	03/20/19	INR	59,570,000	USD	842,146	7,443
Morgan Stanley	03/20/19	EUR	928,100	USD	1,069,393	2,803
Morgan Stanley	03/20/19	USD	439,005	EUR	380,600	(1,613)
Morgan Stanley	03/20/19	JPY	13,445,000	USD	124,388	482
Morgan Stanley	03/20/19	USD	22,070,493	JPY	2,466,493,000	660,199
Morgan Stanley	03/20/19	USD	6,942,183	INR	501,520,000	85,184
Morgan Stanley	03/20/19	USD	408,382	GBP	310,000	(807)
Morgan Stanley	03/20/19	USD	22,605,377	EUR	19,750,000	91,693
Morgan Stanley	03/20/19	USD	2,206,685	CNY	15,140,000	51,197
Morgan Stanley	03/20/19	CNY	1,090,000	USD	158,169	(4,387)
Morgan Stanley	03/20/19	AUD	78,500	USD	57,341	241

						$1,026,506

The open futures contracts held by the Fund at January 31, 2019, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index	(2)	Mar-2019	$(70,176)	$(72,155)	$(1,416)
FTSE China A50	719	Feb-2019	8,046,064	8,259,513	213,449
MSCI EAFE Index E-MINI	(38)	Mar-2019	(3,300,381)	(3,473,390)	(173,009)
MSCI Emerging Markets	(27)	Mar-2019	(1,310,773)	(1,437,210)	(126,437)
Russell 1000 Value Index
E-MINI	88	Mar-2019	4,941,784	5,177,480	235,696
Russell 2000 Index E-MINI	74	Mar-2019	5,236,974	5,550,740	313,766
S&P 500 Index E-MINI	(76)	Mar-2019	(9,709,568)	(10,277,100)	(567,532)
SGX Nifty 50	493	Mar-2019	10,580,187	10,703,523	123,336
TOPIX Index	(2)	Mar-2019	(271,786)	(287,905)	(14,407)

			$14,142,325	$14,143,496	$3,446

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

The following table summarizes the inputs used as of January 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock
Australia	$1,631,741	$—	$—	$1,631,741
Austria	449,793	—	—	449,793
Belgium	697,026	—	—	697,026
Brazil	6,826,892	—	—	6,826,892
Canada	1,921,519	—	—	1,921,519
Chile	54,794	—	—	54,794
China	529,524	—	—	529,524
Denmark	622,642	—	—	622,642
Finland	314,095	—	—	314,095
France	2,848,985	—	—	2,848,985
Germany	3,223,730	—	—	3,223,730
Greece	22,278	—	—	22,278
Hong Kong	897,356	123,611	—	1,020,967
Indonesia	427	—	—	427
Ireland	417,356	—	—	417,356
Italy	1,750,729	—	—	1,750,729
Japan	10,934,362	—	—	10,934,362
Mexico	112,344	—	—	112,344
Netherlands	1,850,016	—	—	1,850,016
Norway	710,103	—	—	710,103
Portugal	68,272	—	—	68,272
South Africa	202,589	—	—	202,589
South Korea	997,635	—	—	997,635
Spain	2,459,500	—	—	2,459,500
Sweden	2,583,847	119,948	—	2,703,795
Switzerland	3,034,566	—	—	3,034,566
Taiwan	—	559,166	—	559,166
United Kingdom	3,621,228	—	—	3,621,228
United States	55,108,056	—	—	55,108,056

Total Common Stock	103,891,405	802,725	—	104,694,130

U.S. Treasury Obligations	—	24,704,125	—	24,704,125
Asset-Backed Securities	—	18,053,491	—	18,053,491
Registered Investment Companies	9,108,244	—	—	9,108,244
Exchange Traded Funds	7,718,545	—	—	7,718,545
Sovereign Debt	—	6,207,938	—	6,207,938
Preferred Stock	250,959	92,212	—	343,171
Rights	—	—	3,560	3,560

Total Investments in Securities	$120,969,153	$49,860,491	$3,560	$170,833,204

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2019 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$1,192,843	$—	$1,192,843
Unrealized Depreciation	—	(166,337)	—	(166,337)
Futures Contracts *
Unrealized Appreciation	886,247	—	—	886,247
Unrealized Depreciation	(882,801)	—	—	(882,801)

Total Investments in Securities	$3,446	$1,026,506	$—	$1,029,952

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
‡

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “— “ are $0.

For the period ended January 31, 2019, there were transfers between Level 1 and Level 2 assets and liabilities in the amount of $682,777. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to halt or events occurring after the close of the exchange or market on which the investment is principally traded. All transfers were considered to have occurred as of the end of the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

PBI-QH-001-0600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 27, 2019